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Kirkpatrick & Lockhart LLP
75 State Street
Boston, MA   02109
Tel.:  (617) 261-3187
Fax.:  (617) 261-3175

July 9, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re: Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund Registration Statement on Form N-2 (333-115651; 811-21519)

Dear Mr. Di Stefano:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the "Fund") is Pre-Effective Amendment No. 1 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 1").

      It is expected that the Fund will file a pre-effective amendment on Monday, July 12, 2004 responding to any comments along with a request for acceleration of effectiveness of the Registration Statement.

      Please feel free to call me at any time at 617-261-3187. In my absence, please address any questions or concerns to Mark Goshko at 617-261-3163 or Clair Pagnano at 617-261-3246.

                                        Sincerely,

                                        /s/ Marc O. Stahl

                                        Marc O. Stahl

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